Summary of Significant Accounting Policies - Summary of Depreciation Using Methods, Annual Rate and Period (Details)	12 Months Ended
Dec. 31, 2019
Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment and depreciation, Methods	Declining balance and straight-line
Property, plant and equipment and depreciation, Annual rates and period, percentage	20.00%
Furniture and Fixtures [Member]
Statement Line Items [Line Items]
Property, plant and equipment and depreciation, Methods	Declining balance and straight-line
Property, plant and equipment and depreciation, Annual rates and period, Percentage description	10% and 20%
Computer Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment and depreciation, Methods	Straight-line
Property, plant and equipment and depreciation, Annual rates and period, Percentage description	25% and 33 1/3%
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Property, plant and equipment and depreciation, Methods	Straight-line
Property, plant and equipment and depreciation, Annual rates and period, period description	Remaining lease term